S000050036 [Member] Investment Objectives and Goals - Bridge Builder Transition Fund I	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Transition Fund I
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The primary investment objective of the Bridge Builder Transition Fund I (the “Fund”) is to seek to orderly liquidate securities received by the Fund as part of Client Transitions (as defined below) as soon as reasonably practicable. When the Fund is not actively being used to facilitate a Client Transition (as defined below), the Fund will seek to preserve principal value.